10-K Income Taxes - Income tax expense reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount
Computed tax at federal statutory rate					$ 33,353	$ 36,375	$ 40,899
State income taxes, net of federal income tax					9,702	9,429	10,450
Depletion allowance					(2,123)	(1,893)	(1,756)
Nonqualified benefit plans					1,129	(535)	(922)
Deductible K-Plan dividends					(394)	(392)	(372)
Resolution of tax matters and uncertain tax positions					592	(64)	(1,375)
Other					342	539	507
Total income tax expense	$ 20,019	$ 11,580	$ 8,107	$ (217)	$ 42,601	$ 43,459	$ 47,431
Percent
Computed tax at federal statutory rate (percent)					21.00%	21.00%	21.00%
State income taxes, net of federal income tax (percent)					6.10%	5.40%	5.40%
Depletion allowance (percentage)					(1.30%)	(1.10%)	(0.90%)
Nonqualified benefit plans (percentage)					0.70%	(0.30%)	(0.50%)
Deductible K-Plan dividends (percentage)					(0.30%)	(0.20%)	(0.20%)
Resolution of tax matters and uncertain tax positions (percentage)					0.40%	0.00%	(0.70%)
Other (percentage)					0.20%	0.30%	0.30%
Total income tax expense (percentage)					26.80%	25.10%	24.40%